Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases

The total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office as of December 31, 2024 are payable as follows:

Lease Commitment
Within 1 year	11,604
1-2 years	-
Total	11,604